Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2024
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

11. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of
	December 31,	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Fund attributable to institutional funding partners (1)	76,559,633	129,963,039	17,804,863
Accrued interest payable of Consolidated Trusts	37,714,338	9,246,536	1,266,770
Professional fee payable	38,682,222	14,689,968	2,012,517
Commission fee payable (2)	142,115,583	248,760,119	34,079,997
Transaction cost payable (3)	146,694,453	202,940,226	27,802,697
Share repurchase payable (4)	—	245,113,010	33,580,345
Receipts in advance	73,188,645	16,680,512	2,285,221
Lease liabilities	12,852,494	12,732,875	1,744,397
Other accrued expenses	47,919,895	49,364,151	6,762,861
Total accrued expenses and other current liabilities	575,727,263	929,490,436	127,339,668
(1)Fund attributable to institutional funding partners relate to the principal and interest collected on behalf of the institutional funding partners but have not yet been passed onto them as of December 31, 2023 and 2024.
(2)Commission fee payable relates to the commission fees payable to channel partners who introduce borrowers to the platform of the Group. The commission is typically determined based on the volume of traffic introduced.
(3)Transaction cost payable mainly includes payables to external suppliers for credit assessment service, payment processing services, and fees payable to collection agencies.
(4)Share repurchase payable relates to the payable to a major shareholder regarding a share repurchase transaction on December 16, 2024 with a total repurchase price of approximately US$48.7 million, which has been paid as of the date of this annual report.